Current Assets (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivables	$ 72,693,254	$ 60,408,873	$ 21,756,048
1-30 Days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivables	14,284,381	8,808,321
31-60 Days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivables	13,885,320	9,756,052	4,169,830
61-90 Days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivables	4,536,646	2,229,955
91-120 Days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivables	3,401,662	3,175,545
121-365 Days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivables	6,489,961	6,343,715
366 Days and Above [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivables	$ 30,095,285	$ 30,095,285	$ 17,586,218